Expense Example - VIPGovernmentMoneyMarketPortfolio-InvestorPRO - VIPGovernmentMoneyMarketPortfolio-InvestorPRO - VIP Government Money Market Portfolio - VIP Government Money Market Portfolio - Investor Class
Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 29
3 years	90
5 years	157
10 years	$ 356